UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment [_]; Amendment Number: ____________________________
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        New York Private Bank & Trust Corp.
Address:     5 East 42nd Street
             New York, New York 10017


Form 13F File Number: 28-11238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Howard P. Milstein
Title:       President and Chief Executive Officer
Phone:       212-850-4831


Signature, Place, and Date of Signing:

         /s/ Howard P. Milstein        New York, New York           May 10, 2007
         ----------------------        ------------------           ------------
         [Signature]                   [City, State]                [Date]


This Report has been re-submitted to correct a prior filing with incorrect submission codes.


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number                           Name

         28-11281                                       Emigrant Bancorp, Inc.
         ----------------------                         ----------------------
         [Repeat as necessary.]